Pensions and Other Benefit Plans (Details 1) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 30, 2012
Pension and Other Postretirement Benefit Plans, Amounts that Will be Amortized from Accumulated Other Comprehensive Income (Loss) in Next Fiscal Year [Abstract]
Amortization of net transition obligation	$ 1
Amortization of net actuarial losses	775
Amortization of prior service cost	$ 6